                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2503
                                   ------------


                   RIVERSOURCE DIVERSIFIED INCOME SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota        55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:       8/31
                         --------------
Date of reporting period:     11/30
                         --------------

                              PORTFOLIO HOLDINGS
                                     FOR
                      RIVERSOURCE DIVERSIFIED BOND FUND
                               AT NOV. 30, 2006

INVESTMENTS IN SECURITIES

NOV. 30, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (103.6%)

ISSUER                   COUPON           PRINCIPAL                   VALUE(a)
                          RATE             AMOUNT
SOVEREIGN (0.2%)

United Mexican States
     09-27-34             6.75%           $5,310,000(c)              $5,801,175
-------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (26.1%)
Federal Farm Credit Bank
     10-10-08             4.25            13,285,000                 13,159,497
Federal Home Loan Bank
     01-18-08             4.63            32,935,000                 32,811,494
     02-13-08             5.25            29,685,000                 29,789,313
     06-18-08             5.13            37,180,000                 37,362,108
Federal Home Loan Mtge Corp
     06-15-08             3.88            29,840,000                 29,402,247
     10-15-08             5.13            25,085,000                 25,232,349
     03-15-09             5.75             9,385,000                  9,585,614
     07-15-09             4.25            10,000,000                  9,885,480
Federal Natl Mtge Assn
     09-15-07             4.25            24,930,000                 24,755,490
     01-15-08             4.63            15,565,000                 15,502,983
     08-15-08             3.25            86,170,000                 83,941,644
     10-15-08             4.50            19,250,000                 19,145,935
Overseas Private Investment
   U.S. Govt Guaranty Series 1996A
     09-15-08             6.99             2,222,222                  2,261,089
U.S. Treasury
     10-31-08             4.88             3,215,000                  3,229,066
     11-15-09             4.63            11,935,000                 11,973,228
     10-31-11             4.63           112,555,000(p)             113,407,941
     11-30-11             4.50            31,900,000(b)              31,977,258
     08-15-16             4.88            48,850,000(p)              50,386,088
     11-15-16             4.63            34,640,000(p)              35,094,650
     08-15-23             6.25            75,949,000(n)              89,797,843
     02-15-26             6.00            18,461,000                 21,544,559
U.S. Treasury Inflation-Indexed Bond
     01-15-07             3.38            29,062,713(e)              28,849,101
                                                                    -----------
Total                                                               719,094,977
-------------------------------------------------------------------------------

ASSET-BACKED (3.0%)
Capital Auto Receivables Asset Trust
   Series 2004-1 Cl CTFS
     09-15-10             2.84             4,200,000                  4,133,294

BONDS (CONTINUED)

ISSUER                   COUPON           PRINCIPAL                   VALUE(a)
                          RATE             AMOUNT
ASSET-BACKED (CONT.)

Capital Auto Receivables Asset Trust
   Series 2006-SN1A Cl D
     04-20-11             6.15%           $2,500,000(d)              $2,550,390
College Loan Corporation Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-1 Cl AIO
     07-25-08             5.62            14,700,000(g)               2,289,984
Countrywide Asset-backed Ctfs
   Series 2005-10 Cl AF6
     02-25-36             4.92             1,865,000                  1,833,724
Countrywide Asset-backed Ctfs
   Series 2006-4 Cl 1A1M
     07-25-36             5.58             3,577,018(i)               3,581,104
Drive Auto Receivables Trust
   Series 2006-2 Cl A2 (MBIA)
     07-15-11             5.30             6,525,000(d,k)             6,546,409
Dunkin Securitization
   Series 2006-1 Cl A2 (AMBAC)
     06-20-31             5.78             8,875,000(d,k)             9,063,957
Ford Credit Floorplan Master Owner Trust
   Series 2006-3 Cl A
     06-15-11             5.50            22,200,000(i)              22,216,205
Hertz Vehicle Financing LLC
   Series 2004-1A Cl A3 (MBIA)
     05-25-09             2.85             2,600,000(d,k)             2,530,551
Metris Master Trust
   Series 2005-1A Cl D
     03-21-11             7.22             1,375,000(d,i)             1,375,840
Natl Collegiate Student Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-2 Cl AIO
     08-25-11             5.89             8,875,000(g)               2,161,560
Natl Collegiate Student Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-3 Cl AIO
     01-25-12             0.00            13,900,000(g)               4,166,386

BONDS (CONTINUED)

ISSUER                   COUPON           PRINCIPAL                   VALUE(a)
                          RATE             AMOUNT
ASSET-BACKED (CONT.)
Natl Collegiate Student Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-4 Cl AIO
     02-27-12             5.45%         $11,700,000(b,g)            $3,311,311
Popular ABS Mtge Pass-Through Trust
   Series 2005-A Cl AF2
     06-25-35             4.49             3,615,000                  3,574,480
Renaissance Home Equity Loan Trust
   Series 2005-4 Cl A3
     02-25-36             5.57             4,670,000                  4,664,536
Residential Asset Securities
   Series 2006-KS1 Cl A2
     02-25-36             5.46             7,225,000(i)               7,229,516
WFS Financial Owner Trust
   Series 2004-1 Cl D
     08-22-11             3.17               500,743                    495,945
                                                                    -----------
Total                                                                81,725,192
-------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (14.6%)(f)
Banc of America Commercial Mtge
   Series 2005-1 Cl A4
     11-10-42             4.89             4,850,000                  4,864,018
Banc of America Commercial Mtge
   Series 2005-4 Cl ASB
     07-10-45             4.87             4,050,000                  4,009,348
Banc of America Commercial Mtge
   Series 2006-2 Cl AAB
     05-10-45             5.72             5,200,000                  5,410,582
Banc of America Commercial Mtge
   Series 2006-4 Cl AAB
     07-10-46             5.60             5,375,000                  5,530,442
Banc of America Large Loan
   Series 2006-LAQ Cl E
     02-09-21             5.70             3,350,000(d,i)             3,357,806
Banc of America Large Loan
   Series 2006-LAQ Cl F
     02-09-21             5.76             3,750,000(d,i)             3,758,729
Banc of America Large Loan
   Series 2006-LAQ Cl G
     02-09-21             5.85             2,625,000(d,i)             2,630,326


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

BONDS (CONTINUED)

ISSUER                   COUPON           PRINCIPAL                   VALUE(a)
                          RATE             AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
Bear Stearns Commercial Mtge Securities
   Series 2003-T10 Cl A1
     03-13-40             4.00%           $2,662,995                 $2,590,082
Bear Stearns Commercial Mtge Securities
   Series 2005-PW10 Cl A4
     12-11-40             5.41             6,450,000                  6,576,703
Bear Stearns Commercial Mtge Securities
   Series 2005-T20 Cl E
     10-12-42             5.16             3,200,000                  3,159,264
CDC Commercial Mtge Trust
   Series 2002-FX1 Cl A2
     11-15-30             5.68            11,750,000                 12,064,498
Citigroup Commercial Mtge Trust
   Series 2005-EMG Cl A1
     09-20-51             4.15             6,963,812(d)               6,855,688
Citigroup/Deutsche Bank Commercial Mtge Trust
   Series 2005-CD1 Cl ASB
     07-15-44             5.23             3,050,000                  3,086,472
Commercial Mtge Acceptance
   Series 1999-C1 Cl A2
     06-15-31             7.03             9,271,392                  9,610,031
Commercial Mtge Pass-Through Ctfs
   Series 2006-CN2A Cl BFL
     02-05-19             5.63             2,550,000(d,i)             2,563,399
Credit Suisse Mtge Capital Ctfs
   Series 2006-C2 Cl A3
     03-15-39             5.66             5,000,000                  5,211,621
Credit Suisse Mtge Capital Ctfs
   Series 2006-C4 Cl A3
     09-15-39             5.47             5,000,000                  5,123,962
CS First Boston Mtge Securities
   Series 2001-CP4 Cl A4
     12-15-35             6.18             7,375,000                  7,694,197
CS First Boston Mtge Securities
   Series 2003-CPN1 Cl A2
     03-15-35             4.60             3,525,000                  3,440,550
Federal Natl Mtge Assn #385683
     02-01-13             4.83             6,196,528                  6,142,779
Federal Natl Mtge Assn #385815
     01-01-13             4.77             7,219,381                  7,140,531
Federal Natl Mtge Assn #555806
     10-01-13             5.09               496,355                    499,761
Federal Natl Mtge Assn #745629
     01-01-18             5.08             3,476,778                  3,503,827
GE Capital Commercial Mtge
   Series 2004-C2 Cl A2
     03-10-40             4.12             6,250,000                  6,080,313
General Electric Capital Assurance
   Series 2003-1 Cl A3
     05-12-35             4.77            10,350,000(d)              10,254,449
GMAC Commercial Mtge Securities
   Series 1999-C1 Cl B
     05-15-33             6.30             8,000,000                  8,188,650
Greenwich Capital Commercial Funding
   Series 2004-GG1 Cl A5
     06-10-36             4.88             3,400,000                  3,383,733
Greenwich Capital Commercial Funding
   Series 2006-GG7 Cl AAB
     07-10-38             5.91             5,250,000                  5,525,489

BONDS (CONTINUED)

ISSUER                   COUPON           PRINCIPAL                   VALUE(a)
                          RATE             AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
GS Mtge Securities II
   Series 2004-GG2 Cl A4
     08-10-38             4.96%           $5,900,000                 $5,885,609
JPMorgan Chase Commercial Mtge Securities
   Series 2002-CIB5 Cl A1
     10-12-37             4.37             6,426,749                  6,336,976
JPMorgan Chase Commercial Mtge Securities
   Series 2003-CB6 Cl A2
     07-12-37             5.26            11,000,000                 11,125,096
JPMorgan Chase Commercial Mtge Securities
   Series 2003-LN1 Cl A1
     10-15-37             4.13             3,917,789                  3,815,451
JPMorgan Chase Commercial Mtge Securities
   Series 2003-ML1A Cl A1
     03-12-39             3.97             3,898,343                  3,802,223
JPMorgan Chase Commercial Mtge Securities
   Series 2003-ML1A Cl A2
     03-12-39             4.77             6,869,000                  6,763,654
JPMorgan Chase Commercial Mtge Securities
   Series 2004-CBX Cl A3
     01-12-37             4.18             4,000,000                  3,915,143
JPMorgan Chase Commercial Mtge Securities
   Series 2005-LDP2 Cl A1
     07-15-42             4.33             6,331,102                  6,240,567
JPMorgan Chase Commercial Mtge Securities
   Series 2006-CB16 Cl A4
     05-12-45             5.55            14,500,000                 14,944,519
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP6 Cl A4
     04-15-43             5.48             4,250,000                  4,354,206
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP6 Cl ASB
     04-15-43             5.49             6,450,000                  6,588,262
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP8 Cl A4
     05-15-45             5.40             5,300,000                  5,401,122
LB-UBS Commercial Mtge Trust
   Series 2002-C2 Cl A3
     06-15-26             5.39            10,150,000                 10,288,707
LB-UBS Commercial Mtge Trust
   Series 2002-C4 Cl A4
     09-15-26             4.56             7,000,000                  6,905,032
LB-UBS Commercial Mtge Trust
   Series 2002-C4 Cl A5
     09-15-31             4.85             6,000,000                  5,957,030
LB-UBS Commercial Mtge Trust
   Series 2004-C2 Cl A3
     03-15-29             3.97             4,475,000                  4,263,467
LB-UBS Commercial Mtge Trust
   Series 2004-C8 Cl A2
     12-15-29             4.20             8,100,000                  7,923,744
LB-UBS Commercial Mtge Trust
   Series 2005-C5 Cl AAB
     09-15-30             4.93             7,300,000                  7,243,571
LB-UBS Commercial Mtge Trust
   Series 2006-C3 Cl AAB
     03-15-39             5.64             5,950,000                  6,126,834
LB-UBS Commercial Mtge Trust
   Series 2006-C4 Cl AAB
     06-15-32             5.87             4,100,000                  4,307,676

BONDS (CONTINUED)

ISSUER                   COUPON           PRINCIPAL                   VALUE(a)
                          RATE             AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
LB-UBS Commercial Mtge Trust
   Series 2006-C7 Cl A3
     11-15-38             5.35%           $4,600,000(b)              $4,672,859
Morgan Stanley Capital I
   Series 2003-IQ4 Cl A1
     05-15-40             3.27             4,481,360                  4,321,417
Morgan Stanley Capital I
   Series 2003-T11 Cl A2
     06-13-41             4.34             4,550,000                  4,469,435
Morgan Stanley Capital I
   Series 2004-HQ4 Cl A5
     04-14-40             4.59             4,950,000                  4,844,417
Morgan Stanley Capital I
   Series 2005-T19 Cl AAB
     06-12-47             4.85             9,125,000                  9,034,323
Morgan Stanley Capital I
   Series 2006-T23 Cl AAB
     08-12-41             5.80             3,425,000                  3,582,971
Morgan Stanley Capital I
   Series 2006-XLF Cl A2
     07-15-19             5.45             6,500,000(d,i)             6,502,463
Morgan Stanley Dean Witter Capital I
   Series 2002-TOP7 Cl A2
     01-15-39             5.98            19,810,000                 20,658,791
Nomura Asset Securities
   Series 1998-D6 Cl A3
     03-15-30             6.99             6,770,000                  7,562,915
Prudential Commercial Mtge Trust
   Series 2003-PWR1 Cl A1
     02-11-36             3.67             5,439,009                  5,256,013
SBA CMBS Trust
   Series 2006-1A Cl B
     11-15-36             5.45             4,050,000(d)               4,092,715
Wachovia Bank Commercial Mtge Trust
   Series 2003-C4 Cl A2
     04-15-35             4.57            14,000,000                 13,752,742
Wachovia Bank Commercial Mtge Trust
   Series 2003-C7 Cl A2
     10-15-35             5.08            14,550,000(d)              14,542,268
Wachovia Bank Commercial Mtge Trust
   Series 2005-C18 Cl A4
     04-15-42             4.94             4,225,000                  4,170,708
Wachovia Bank Commercial Mtge Trust
   Series 2005-C20 Cl A5
     07-15-42             5.09             4,642,000                  4,648,519
Wachovia Bank Commercial Mtge Trust
   Series 2006-C24 Cl APB
     03-15-45             5.58             4,350,000                  4,468,626
Wachovia Bank Commercial Mtge Trust
   Series 2006-C27 Cl A3
     07-15-45             5.77             2,900,000                  3,036,779
Wachovia Bank Commercial Mtge Trust
   Series 2006-C27 Cl APB
     07-15-45             5.73             5,075,000                  5,262,306
                                                                    -----------
Total                                                               405,326,406
-------------------------------------------------------------------------------

MORTGAGE-BACKED (44.6%)(f,m)
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2005-12 Cl 2A1
     03-25-36             5.71             8,745,463(j)               8,813,672


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

BONDS (CONTINUED)

ISSUER                   COUPON           PRINCIPAL                   VALUE(a)
                          RATE             AMOUNT
MORTGAGE-BACKED (CONT.)
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
     Series 2006-1 Cl 2A1
     03-25-36             5.97%          $10,113,921(j)             $10,149,320
American Home Mtge Assets
   Collateralized Mtge Obligation
   Series 2006-2 Cl 2A2
     09-25-46             5.55            17,883,187(j)              17,787,852
American Home Mtge Assets
   Collateralized Mtge Obligation
   Series 2006-3 Cl 3A2
     10-25-46             5.58            11,140,078(j)              11,140,078
Banc of America Funding
   Collateralized Mtge Obligation
   Series 2006-A Cl 3A2
     02-20-36             5.92             7,151,920(j)               7,194,546
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11 Cl 1A1
     01-25-34             6.00             7,615,619                  7,592,163
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11 Cl 4A1
     01-25-19             4.75             4,117,535                  4,012,023
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2004-3 Cl 1A1
     04-25-34             6.00             9,430,099                  9,468,414
Bank of America Funding
   Collateralized Mtge Obligation
   Series 2006-2N Cl N1
     11-25-46             7.25               982,814(d,j)               974,247
Bear Stearns Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2005-8 Cl A4
     08-25-35             5.10             6,025,000(d,j)             5,951,964
ChaseFlex Trust
   Collateralized Mtge Obligation
   Series 2005-2 Cl 2A2
     06-25-35             6.50             2,303,802                  2,341,239
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11T1 Cl A1
     07-25-18             4.75             4,536,001                  4,419,766
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-54CB Cl 2A3
     11-25-35             5.50             6,536,461                  6,585,828
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-54CB Cl 3A7
     11-25-35             5.50             6,624,135                  6,674,076
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-64CB Cl 1A1
     12-25-35             5.50            11,398,747                 11,494,273
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-6CB Cl 1A1
     04-25-35             7.50             6,203,201                  6,479,575

BONDS (CONTINUED)

ISSUER                   COUPON           PRINCIPAL                   VALUE(a)
                          RATE             AMOUNT
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-85CB Cl 2A2
     02-25-36             5.50%           $3,076,407                 $3,093,061
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-22R Cl 1A2
     05-25-36             6.00             8,400,000                  8,507,919
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-2CB Cl A11
     03-25-36             6.00             9,586,314                  9,638,672
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-31CB Cl A16
     11-25-36             6.00            10,000,000                 10,193,600
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2005-R2 Cl 2A1
     06-25-35             7.00             7,650,960(d)               7,998,523
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2006-HYB1 Cl 1A1
     03-20-36             5.38             4,465,122(j)               4,463,157
CS First Boston Mtge Securities
   Collateralized Mtge Obligation
   Series 2003-29 Cl 8A1
     11-25-18             6.00             2,500,620                  2,514,437
CS First Boston Mtge Securities
   Collateralized Mtge Obligation
   Series 2005-12 Cl 3A1
     01-25-36             7.00            10,437,634                 10,724,877
Downey Savings & Loan Assn Mtge Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR5 Cl X1
     08-19-45             6.38            62,091,613(g,j)               785,847
Federal Home Loan Mtge Corp
     12-01-36             5.50            26,000,000(b)              25,910,612
     12-01-36             6.50            32,350,000(b)              33,007,093
Federal Home Loan Mtge Corp #170216
     03-01-17             8.50                 8,364                      8,895
Federal Home Loan Mtge Corp #1G2496
     09-01-36             6.21             8,866,540(j)               8,978,702
Federal Home Loan Mtge Corp #275036
     07-01-16             8.00                    93                         97
Federal Home Loan Mtge Corp #284190
     01-01-17             8.00                   360                        377
Federal Home Loan Mtge Corp #290970
     04-01-17             8.00                14,291                     14,925
Federal Home Loan Mtge Corp #295114
     06-01-17             8.50                 3,861                      4,106
Federal Home Loan Mtge Corp #540861
     09-01-19             8.50                34,612                     36,955
Federal Home Loan Mtge Corp #A00304
     04-01-21             9.00                63,569                     68,103
Federal Home Loan Mtge Corp #B11835
     01-01-19             5.50               568,549                    572,511
Federal Home Loan Mtge Corp #C00103
     03-01-22             8.50               146,878                    157,529

BONDS (CONTINUED)

ISSUER                   COUPON           PRINCIPAL                   VALUE(a)
                          RATE             AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #C00144
     08-01-22             8.50%             $117,932                   $126,624
Federal Home Loan Mtge Corp #C00356
     08-01-24             8.00               464,240                    489,907
Federal Home Loan Mtge Corp #C00666
     10-01-28             7.00                54,127                     55,997
Federal Home Loan Mtge Corp #C53878
     12-01-30             5.50             1,805,999                  1,809,548
Federal Home Loan Mtge Corp #C62993
     01-01-32             6.50             1,343,637                  1,379,193
Federal Home Loan Mtge Corp #C63552
     01-01-32             6.50             1,762,410                  1,817,902
Federal Home Loan Mtge Corp #C64703
     03-01-32             6.50             1,108,460                  1,143,255
Federal Home Loan Mtge Corp #C67723
     06-01-32             7.00               932,519                    962,998
Federal Home Loan Mtge Corp #C78031
     04-01-33             5.50            10,239,943                 10,245,529
Federal Home Loan Mtge Corp #C79930
     06-01-33             5.50             8,725,228                  8,715,964
Federal Home Loan Mtge Corp #C90767
     12-01-23             6.00             8,505,264                  8,653,468
Federal Home Loan Mtge Corp #D96300
     10-01-23             5.50             5,551,353                  5,574,221
Federal Home Loan Mtge Corp #E01127
     02-01-17             6.50             1,399,877                  1,432,607
Federal Home Loan Mtge Corp #E01419
     05-01-18             5.50             4,868,016                  4,903,296
Federal Home Loan Mtge Corp #E79810
     11-01-14             7.50             1,152,805                  1,200,241
Federal Home Loan Mtge Corp #E90216
     05-01-17             6.00             1,526,439                  1,553,914
Federal Home Loan Mtge Corp #E98725
     08-01-18             5.00            10,960,817                 10,880,561
Federal Home Loan Mtge Corp #E99684
     10-01-18             5.00            11,052,033                 10,971,132
Federal Home Loan Mtge Corp #G00286
     02-01-25             8.00               181,490                    191,524
Federal Home Loan Mtge Corp #G01108
     04-01-30             7.00             3,487,609                  3,603,543
Federal Home Loan Mtge Corp #G01441
     07-01-32             7.00             3,239,673                  3,339,201
Federal Home Loan Mtge Corp #G01535
     04-01-33             6.00            11,434,114                 11,632,079
Federal Home Loan Mtge Corp #G11302
     07-01-17             7.00             3,747,659                  3,848,831
Federal Home Loan Mtge Corp #G12101
     11-01-18             5.00             3,625,850                  3,598,795
Federal Home Loan Mtge Corp #G30225
     02-01-23             6.00            11,590,277                 11,802,393
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
     03-15-22             7.00               858,966                    856,432
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2590 Cl BI
     02-15-14             2.28             2,745,156(g)                 114,987

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3   RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

BONDS (CONTINUED)

ISSUER                   COUPON           PRINCIPAL                   VALUE(a)
                          RATE             AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2718 Cl IA
     10-15-22            20.00%           $6,073,471(g)                $230,677
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Series 2576 Cl KJ
     02-15-33             5.50            11,124,328                 11,209,627
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Series 2641 Cl KC
     01-15-18             6.50             4,128,972                  4,277,657
Federal Natl Mtge Assn
     12-01-36             5.50            52,800,000(b)              52,602,001
     12-01-36             6.00            48,025,000(b)              48,520,139
Federal Natl Mtge Assn #125479
     04-01-27             7.50               262,614                    274,696
Federal Natl Mtge Assn #190899
     04-01-23             8.50               482,477                    508,410
Federal Natl Mtge Assn #190944
     05-01-24             6.00             6,373,312                  6,469,227
Federal Natl Mtge Assn #190988
     06-01-24             9.00               416,849                    443,815
Federal Natl Mtge Assn #231309
     09-01-23             6.50               157,334                    161,538
Federal Natl Mtge Assn #231310
     09-01-23             6.50               393,198                    403,706
Federal Natl Mtge Assn #250330
     09-01-25             8.00               286,912                    304,116
Federal Natl Mtge Assn #250495
     03-01-26             7.00               693,818                    717,974
Federal Natl Mtge Assn #250765
     12-01-26             8.00               256,771                    272,347
Federal Natl Mtge Assn #251116
     08-01-27             8.00               292,436                    310,356
Federal Natl Mtge Assn #252498
     06-01-29             7.00                 6,444                      6,657
Federal Natl Mtge Assn #252982
     01-01-30             8.00               207,548                    220,430
Federal Natl Mtge Assn #253883
     08-01-16             6.00             3,372,033                  3,436,167
Federal Natl Mtge Assn #254236
     03-01-17             6.50             1,989,736                  2,038,470
Federal Natl Mtge Assn #254383
     06-01-32             7.50               422,446                    439,898
Federal Natl Mtge Assn #254802
     07-01-18             4.50             3,220,171                  3,142,343
Federal Natl Mtge Assn #254916
     09-01-23             5.50            11,030,720                 11,071,730
Federal Natl Mtge Assn #255788
     06-01-15             5.50             3,470,530                  3,500,405
Federal Natl Mtge Assn #268071
     01-01-24             6.50               107,167                    110,031
Federal Natl Mtge Assn #303226
     02-01-25             8.00               136,305                    144,371
Federal Natl Mtge Assn #313049
     08-01-11             8.50             1,001,803                  1,042,407
Federal Natl Mtge Assn #323933
     09-01-29             7.00             4,341,682                  4,485,211

BONDS (CONTINUED)

ISSUER                   COUPON           PRINCIPAL                   VALUE(a)
                          RATE             AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #408207
     01-01-28             6.50%             $160,373                   $165,801
Federal Natl Mtge Assn #455791
     01-01-29             6.50               539,807                    555,237
Federal Natl Mtge Assn #489888
     05-01-29             6.50             2,364,777                  2,430,622
Federal Natl Mtge Assn #496029
     01-01-29             6.50             3,120,452                  3,210,617
Federal Natl Mtge Assn #50700
     03-01-08             7.00               587,155                    591,080
Federal Natl Mtge Assn #545008
     06-01-31             7.00             2,825,795                  2,930,113
Federal Natl Mtge Assn #545342
     04-01-13             7.00             2,118,240                  2,132,402
Federal Natl Mtge Assn #545684
     05-01-32             7.50               373,942                    390,080
Federal Natl Mtge Assn #545869
     07-01-32             6.50             2,441,881                  2,508,771
Federal Natl Mtge Assn #545885
     08-01-32             6.50             4,353,010                  4,461,836
Federal Natl Mtge Assn #545910
     08-01-17             6.00             5,554,013                  5,665,118
Federal Natl Mtge Assn #555343
     08-01-17             6.00             5,379,959                  5,482,958
Federal Natl Mtge Assn #555375
     04-01-33             6.00            25,546,180                 25,959,011
Federal Natl Mtge Assn #555458
     05-01-33             5.50            22,847,570                 22,819,239
Federal Natl Mtge Assn #555528
     04-01-33             6.00            16,794,011                 17,030,609
Federal Natl Mtge Assn #555734
     07-01-23             5.00             8,628,307                  8,509,924
Federal Natl Mtge Assn #555740
     08-01-18             4.50            10,992,385                 10,727,022
Federal Natl Mtge Assn #555794
     09-01-28             7.50               989,389                  1,035,090
Federal Natl Mtge Assn #567840
     10-01-30             7.00             1,427,421                  1,474,610
Federal Natl Mtge Assn #587859
     12-01-16             5.50             5,158,530                  5,200,850
Federal Natl Mtge Assn #597374
     09-01-31             7.00               805,670                    835,258
Federal Natl Mtge Assn #606882
     10-01-31             7.00             1,026,709                  1,058,674
Federal Natl Mtge Assn #634650
     04-01-32             7.50               261,918                    272,738
Federal Natl Mtge Assn #638969
     03-01-32             5.50             1,537,342                  1,540,721
Federal Natl Mtge Assn #643362
     04-01-17             6.50               808,285                    828,082
Federal Natl Mtge Assn #646147
     06-01-32             7.00             2,615,905                  2,710,466
Federal Natl Mtge Assn #646446
     06-01-17             6.50             1,249,087                  1,279,680
Federal Natl Mtge Assn #649068
     06-01-17             6.50             2,085,935                  2,141,635
Federal Natl Mtge Assn #649263
     08-01-17             6.50             2,175,800                  2,235,394
Federal Natl Mtge Assn #654208
     10-01-32             6.50             2,147,540                  2,201,682

BONDS (CONTINUED)

ISSUER                   COUPON           PRINCIPAL                   VALUE(a)
                          RATE             AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #654682
     10-01-32             6.00%           $1,365,387                 $1,384,713
Federal Natl Mtge Assn #654689
     11-01-32             6.00             1,719,454                  1,743,114
Federal Natl Mtge Assn #656908
     09-01-32             6.50             2,032,831                  2,086,587
Federal Natl Mtge Assn #662061
     09-01-32             6.50             1,736,244                  1,780,017
Federal Natl Mtge Assn #667787
     02-01-18             5.50             1,862,137                  1,875,863
Federal Natl Mtge Assn #670382
     09-01-32             6.00            12,164,722                 12,336,102
Federal Natl Mtge Assn #670387
     08-01-32             7.00             1,567,014                  1,616,738
Federal Natl Mtge Assn #678028
     09-01-17             6.00             6,004,796                  6,119,758
Federal Natl Mtge Assn #678065
     02-01-33             6.50               518,401                    534,237
Federal Natl Mtge Assn #678937
     01-01-18             5.50             3,092,987                  3,117,524
Federal Natl Mtge Assn #678941
     02-01-18             5.50             3,793,383                  3,824,172
Federal Natl Mtge Assn #678944
     01-01-18             5.50             1,848,044                  1,863,253
Federal Natl Mtge Assn #679095
     04-01-18             5.00             5,759,416                  5,719,739
Federal Natl Mtge Assn #680961
     01-01-33             6.00               663,854                    674,325
Federal Natl Mtge Assn #681400
     03-01-18             5.50             5,483,262                  5,526,916
Federal Natl Mtge Assn #682825
     01-01-33             6.00             2,150,617                  2,180,916
Federal Natl Mtge Assn #683274
     02-01-18             5.50             2,644,664                  2,665,686
Federal Natl Mtge Assn #684586
     03-01-33             6.00             3,597,719                  3,650,432
Federal Natl Mtge Assn #686172
     02-01-33             6.00             2,977,840                  3,019,792
Federal Natl Mtge Assn #686528
     02-01-33             6.00             3,748,562                  3,807,950
Federal Natl Mtge Assn #687051
     01-01-33             6.00            11,394,541                 11,505,498
Federal Natl Mtge Assn #689093
     07-01-28             5.50             3,625,632                  3,633,601
Federal Natl Mtge Assn #694628
     04-01-33             5.50             7,134,093                  7,136,923
Federal Natl Mtge Assn #694795
     04-01-33             5.50             8,584,355                  8,586,750
Federal Natl Mtge Assn #694988
     03-01-33             5.50            12,223,849                 12,214,731
Federal Natl Mtge Assn #695202
     03-01-33             6.50             4,750,925                  4,860,647
Federal Natl Mtge Assn #695220
     04-01-33             5.50             1,929,848                  1,927,022
Federal Natl Mtge Assn #695909
     05-01-18             5.50             2,547,980                  2,568,075
Federal Natl Mtge Assn #697843
     04-01-18             5.00             2,462,055                  2,445,911
Federal Natl Mtge Assn #699424
     04-01-33             5.50             4,947,198                  4,948,780

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4   RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

BONDS (CONTINUED)

ISSUER                   COUPON           PRINCIPAL                   VALUE(a)
                          RATE             AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #702427
     04-01-33             5.50%           $4,653,350                 $4,655,299
Federal Natl Mtge Assn #704049
     05-01-18             5.50             3,008,449                  3,032,282
Federal Natl Mtge Assn #709901
     06-01-18             5.00             6,212,071                  6,171,204
Federal Natl Mtge Assn #710823
     05-01-33             5.50               674,915                    674,452
Federal Natl Mtge Assn #712057
     07-01-18             4.50             3,998,266                  3,901,632
Federal Natl Mtge Assn #720006
     07-01-33             5.50             9,915,037                  9,900,517
Federal Natl Mtge Assn #720070
     07-01-23             5.50             2,790,499                  2,800,874
Federal Natl Mtge Assn #720378
     06-01-18             4.50             6,581,927                  6,422,849
Federal Natl Mtge Assn #723687
     08-01-28             5.50             4,203,817                  4,213,056
Federal Natl Mtge Assn #725232
     03-01-34             5.00            19,440,294                 19,038,853
Federal Natl Mtge Assn #725425
     04-01-34             5.50            26,938,699                 26,902,214
Federal Natl Mtge Assn #725684
     05-01-18             6.00            11,404,824                 11,626,683
Federal Natl Mtge Assn #725719
     07-01-33             4.85             7,315,904(j)               7,166,367
Federal Natl Mtge Assn #725737
     08-01-34             4.54             5,457,091(j)               5,424,021
Federal Natl Mtge Assn #725813
     12-01-33             6.50            11,838,162                 12,111,563
Federal Natl Mtge Assn #730153
     08-01-33             5.50             1,330,760                  1,328,811
Federal Natl Mtge Assn #735057
     01-01-19             4.50            11,481,507                 11,204,012
Federal Natl Mtge Assn #738921
     11-01-32             6.50               882,398                    907,113
Federal Natl Mtge Assn #743262
     10-01-18             5.00             3,905,615                  3,879,505
Federal Natl Mtge Assn #745802
     07-01-36             6.00            26,401,861                 26,689,209
Federal Natl Mtge Assn #747642
     11-01-28             5.50             2,759,421                  2,765,486
Federal Natl Mtge Assn #753074
     12-01-28             5.50             8,114,053                  8,131,887
Federal Natl Mtge Assn #753091
     12-01-33             5.50             4,809,756                  4,802,712
Federal Natl Mtge Assn #753919
     12-01-33             4.94             6,307,692(j)               6,232,158
Federal Natl Mtge Assn #759342
     01-01-34             6.50             1,956,191                  2,010,762
Federal Natl Mtge Assn #765183
     01-01-19             5.50               705,923                    711,364
Federal Natl Mtge Assn #765759
     12-01-18             5.00             4,261,122                  4,231,767
Federal Natl Mtge Assn #765761
     02-01-19             5.00             2,053,592                  2,039,444
Federal Natl Mtge Assn #766641
     03-01-34             5.00             7,181,737                  7,029,348
Federal Natl Mtge Assn #776962
     04-01-29             5.00            18,044,312                 17,652,117

BONDS (CONTINUED)

ISSUER                   COUPON           PRINCIPAL                   VALUE(a)
                          RATE             AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #779327
     06-01-34             4.55%           $4,451,579(j)              $4,365,742
Federal Natl Mtge Assn #804442
     12-01-34             6.50             1,743,146                  1,781,308
Federal Natl Mtge Assn #837258
     09-01-35             4.92             3,002,114(j)               3,010,400
Federal Natl Mtge Assn #845070
     12-01-35             5.09             7,149,403(j)               7,141,675
Federal Natl Mtge Assn #882063
     06-01-36             6.50             4,073,569                  4,177,476
Federal Natl Mtge Assn #886291
     07-01-36             7.00             7,842,138                  8,096,659
Federal Natl Mtge Assn #886461
     08-01-36             6.19             7,598,164(j)               7,726,573
Federal Natl Mtge Assn #900197
     10-01-36             5.98            10,152,080(j)              10,255,530
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-24 Cl PI
     12-25-12            20.00             1,687,938(g)                  35,520
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-71 Cl IM
     12-25-31            14.12             3,313,927(g)                 495,481
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2004-84 Cl GI
     12-25-22            12.17               884,756(g)                 113,988
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 367 Cl 2
     01-25-36             8.85            15,716,491(g)               3,364,311
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Principal Only
   Series 43 Cl 1
     09-01-18             4.68                22,626(h)                  19,360
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Series 2003-133 Cl GB
     12-25-26             8.00             3,912,878                  4,162,950
Govt Natl Mtge Assn #345538
     02-15-24             8.00               166,236                    176,196
Govt Natl Mtge Assn #398831
     08-15-26             8.00               198,436                    210,604
Govt Natl Mtge Assn #423782
     05-15-26             7.50               482,667                    504,574
Govt Natl Mtge Assn #425004
     10-15-33             5.50             3,931,022                  3,942,021
Govt Natl Mtge Assn #426170
     06-15-26             8.00               109,905                    116,644
Govt Natl Mtge Assn #595256
     12-15-32             6.00             7,083,789                  7,209,034
Govt Natl Mtge Assn #604580
     08-15-33             5.00             4,218,505                  4,155,418
Govt Natl Mtge Assn #604708
     10-15-33             5.50            11,039,933                 11,070,824

BONDS (CONTINUED)

ISSUER                   COUPON           PRINCIPAL                   VALUE(a)
                          RATE             AMOUNT
MORTGAGE-BACKED (CONT.)
Govt Natl Mtge Assn #606844
     09-15-33             5.00%          $10,505,747                $10,348,636
Govt Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2002-70 Cl IC
     08-20-32            15.21             9,358,440(g)               1,480,680
Govt Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2002-80 Cl CI
     01-20-32            20.00             1,807,184(g)                 155,048
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-3 Cl B1
     06-19-36             6.46             4,253,857(j)               4,354,291
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-5 Cl 2A1B
     07-19-46             5.55             5,157,170(j)               5,158,357
Harborview Nim
   Collateralized Mtge Obligation
   Series 2006-8A Cl N1
     07-21-36             6.41             1,339,953(d)               1,334,928
IndyMac Index Mtge Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR8 Cl AX1
     04-25-35             4.50           145,134,505(g)               1,383,313
IndyMac Index Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-AR25 Cl 1A21
     12-25-35             5.88             7,117,224(j)               7,157,815
IndyMac Index Nim
   Collateralized Mtge Obligation
   Series 2006-AR6 Cl N1
     06-25-46             6.65             2,908,178(d,j)             2,900,908
Lehman XS Net Interest Margin Nts
   Collateralized Mtge Obligation
   Series 2006-2N Cl A1
     02-27-46             7.00             1,385,610(d)               1,386,476
Lehman XS Net Interest Margin Nts
   Series 2006-AR8 Cl A1
     10-28-46             6.25             1,550,520(d)               1,544,221
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-2 Cl 4A1
     02-25-19             5.00             6,568,128                  6,459,359
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-4 Cl 2A1
     05-25-34             6.00             3,963,832                  3,934,697
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-7 Cl 8A1
     08-25-19             5.00             5,316,887                  5,181,678
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-8 Cl 7A1
     09-25-19             5.00             7,150,587                  6,971,893

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5   RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

BONDS (CONTINUED)

ISSUER                   COUPON           PRINCIPAL                   VALUE(a)
                          RATE             AMOUNT
MORTGAGE-BACKED (CONT.)
Rali NIM
   Collateralized Mtge Obligation
   Series 2006-QO4 Cl N1
     04-25-46             6.05%           $1,985,814(d)              $1,979,608
Residential Accredit Loans
   Collateralized Mtge Obligation
   Series 2006-QS3 Cl 1A10
     03-25-36             6.00             6,798,253                  6,924,520
Structured Asset Securities
   Collateralized Mtge Obligation
   Series 2003-33H Cl 1A1
     10-25-33             5.50            14,634,189                 14,469,639
Washington Mutual Alternative Mtge Loan Trust
   Pass-Through Ctfs
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR1 Cl X2
     12-25-35             7.10            52,240,406(g)                 489,754
Washington Mutual
   Collateralized Mtge Obligation
   Series 2003-AR10 Cl A7
     10-25-33             4.06             9,025,000(j)               8,935,141
Washington Mutual
   Collateralized Mtge Obligation
   Series 2004-CB2 Cl 6A
     07-25-19             4.50             4,989,828                  4,756,903
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR14 Cl 2A1
     12-25-35             5.30             5,728,587(j)               5,714,697
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR17 Cl A1C1
     12-25-45             5.51             2,609,724(j)               2,610,443
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-10 Cl A1
     10-25-35             5.00            18,536,467                 17,635,595
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-5 Cl 2A1
     05-25-35             5.50            12,850,558                 12,722,052
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2006-AR6 Cl 5A1
     03-25-36             5.11            12,023,114(j)              11,939,112
                                                                  -------------
Total                                                             1,232,468,287
-------------------------------------------------------------------------------

AEROSPACE & DEFENSE (0.1%)
DRS Technologies
     02-01-16             6.63               825,000                    831,188
L-3 Communications
     06-15-12             7.63               670,000                    695,125
L-3 Communications
   Sr Sub Nts
   Series B
     10-15-15             6.38               890,000                    883,325
                                                                  -------------
Total                                                                 2,409,638
-------------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                   COUPON           PRINCIPAL                   VALUE(a)
                          RATE             AMOUNT
BANKING (1.9%)
Bank of America
   Sub Nts
     10-15-36             6.00%          $15,500,000                $16,433,565
Manufactures & Traders Trust
   Sub Nts
     12-01-21             5.63             4,300,000(b,i)             4,258,290
Popular North America
   Sr Nts
     10-01-08             3.88            20,992,000                 20,474,484
Wells Fargo Bank
   Sub Nts
     08-26-36             5.95            11,420,000                 12,179,430
                                                                  -------------
Total                                                                53,345,769
-------------------------------------------------------------------------------

BROKERAGE (0.2%)
LaBranche & Co
   Sr Nts
     05-15-12            11.00               935,000                  1,009,800
Morgan Stanley
   Sr Unsecured
     10-18-16             5.75             5,225,000                  5,375,386
                                                                  -------------
Total                                                                 6,385,186
-------------------------------------------------------------------------------

CHEMICALS (0.2%)
Potash - Saskatchewan
     12-01-36             5.88             5,990,000(b,c)             5,944,117
-------------------------------------------------------------------------------

ELECTRIC (3.4%)
Aquila Canada Finance
     06-15-11             7.75               960,000(c)               1,019,102
Arizona Public Service
     05-15-15             4.65            11,770,000                 11,025,382
Baltimore Gas & Electric
   Sr Unsecured
     10-01-36             6.35             2,765,000(d)               2,921,845
CMS Energy
   Sr Nts
     01-15-09             7.50             1,275,000                  1,316,438
Commonwealth Edison
   1st Mtge
     04-15-15             4.70             6,045,000                  5,720,069
Commonwealth Edison
   1st Mtge Series 104
     08-15-16             5.95             4,120,000                  4,238,771
Consumers Energy
   1st Mtge
     02-15-12             5.00             3,355,000                  3,309,406
Consumers Energy
   1st Mtge Series H
     02-17-09             4.80             7,750,000                  7,687,822
Duke Energy Indiana
     10-15-35             6.12             7,970,000                  8,289,119
Edison Mission Energy
   Sr Unsecured
     06-15-13             7.50               720,000                    747,000
Exelon
     06-15-10             4.45             9,790,000                  9,540,285
Florida Power
   1st Mtge
     07-15-11             6.65             2,250,000                  2,383,875
Indiana Michigan Power
   Sr Nts
     03-15-37             6.05             4,860,000                  4,933,488

BONDS (CONTINUED)

ISSUER                   COUPON           PRINCIPAL                   VALUE(a)
                          RATE             AMOUNT
ELECTRIC (CONT.)
IPALCO Enterprises
   Secured
     11-14-08             8.38%             $400,000                   $416,000
     11-14-11             8.63             3,680,000                  3,992,800
Midwest Generation LLC
   Series B
     01-02-16             8.56               163,621                    178,347
Northern States Power
   Sr Nts
     08-01-09             6.88             5,730,000                  5,970,878
NRG Energy
     02-01-14             7.25               695,000                    695,000
Ohio Edison
     06-15-09             5.65             8,670,000(d)               8,738,059
PacifiCorp
   1st Mtge
     06-15-35             5.25             6,020,000                  5,728,873
Sierra Pacific Power
   Series M
     05-15-16             6.00             3,525,000                  3,596,110
Xcel Energy
   Sr Nts
     07-01-08             3.40             2,725,000                  2,649,327
                                                                  -------------
Total                                                                95,097,996
-------------------------------------------------------------------------------

ENTERTAINMENT (0.3%)
United Artists Theatre Circuit
     07-01-15             9.30             6,734,516(o)               7,003,897
-------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.6%)
Cadbury Schweppes US Finance LLC
     10-01-08             3.88            13,800,000(d)              13,470,580
Cott Beverages USA
     12-15-11             8.00             1,740,000                  1,774,800
                                                                  -------------
Total                                                                15,245,380
-------------------------------------------------------------------------------

GAMING (0.1%)
MGM MIRAGE
     10-01-09             6.00               670,000                    668,325
Mohegan Tribal Gaming Authority
     02-15-15             6.88               365,000                    362,263
Mohegan Tribal Gaming Authority
   Sr Nts
     02-15-13             6.13               540,000                    533,250
Mohegan Tribal Gaming Authority
   Sr Sub Nts
     04-01-12             8.00               750,000                    780,000
Pokagon Gaming Authority
   Sr Nts
     06-15-14            10.38               235,000(d)                 254,975
                                                                  -------------
Total                                                                 2,598,813
-------------------------------------------------------------------------------

GAS PIPELINES (0.3%)
ANR Pipeline
     03-15-10             8.88               875,000                    919,733
Colorado Interstate Gas
   Sr Nts
     03-15-15             5.95               470,000                    461,536
     11-15-15             6.80               830,000                    860,302
Southern Natural Gas
     03-15-10             8.88               875,000                    919,733

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
6   RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

BONDS (CONTINUED)

ISSUER                   COUPON           PRINCIPAL                   VALUE(a)
                          RATE             AMOUNT
GAS PIPELINES (CONT.)
Southern Star Central
   Sr Nts
     03-01-16             6.75%           $1,460,000                 $1,460,000
Transcontinental Gas Pipe Line
   Series B
     08-15-11             7.00             1,915,000                  1,982,025
Transcontinental Gas Pipe Line
   Sr Unsecured
     04-15-16             6.40               656,000                    665,020
Williams Companies
   Sr Nts
     07-15-19             7.63             2,079,000                  2,203,739
                                                                  -------------
Total                                                                 9,472,088
-------------------------------------------------------------------------------

HEALTH CARE (0.4%)
Cardinal Health
     06-15-15             4.00             8,149,000                  7,315,357
HCA
   Secured
     11-15-14             9.13               140,000(d)                 145,950
     11-15-16             9.25               615,000(d)                 641,138
Omnicare
   Sr Sub Nts
     12-15-13             6.75             1,105,000                  1,082,900
     12-15-15             6.88               700,000                    684,250
Triad Hospitals
   Sr Nts
     05-15-12             7.00               720,000                    727,200
Triad Hospitals
   Sr Sub Nts
     11-15-13             7.00               860,000                    862,150
                                                                  -------------
Total                                                                11,458,945
-------------------------------------------------------------------------------

HEALTH CARE INSURANCE (0.3%)
CIGNA
   Sr Unsecured
     11-15-36             6.15             6,825,000                  7,011,527
-------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.8%)
Denbury Resources
   Sr Sub Nts
     12-15-15             7.50               100,000                    100,750
EnCana
   Sr Nts
     10-15-13             4.75             9,418,000(c)               9,054,559
Pioneer Natural Resources
     05-01-18             6.88             2,675,000                  2,650,845
Range Resources
     03-15-15             6.38               425,000                    412,250
XTO Energy
     01-31-15             5.00             4,795,000                  4,620,534
XTO Energy
   Sr Unsecured
     06-30-15             5.30             6,515,000                  6,400,479
                                                                  -------------
Total                                                                23,239,417
-------------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                   COUPON           PRINCIPAL                   VALUE(a)
                          RATE             AMOUNT
LIFE INSURANCE (0.2%)
Lincoln Natl
   Sr Unsecured
     04-07-36             6.15%           $5,540,000                 $5,925,828
-------------------------------------------------------------------------------

MEDIA CABLE (--%)
Videotron Ltee
     01-15-14             6.88             1,310,000(c)               1,306,725
-------------------------------------------------------------------------------

MEDIA NON CABLE (0.3%)
Dex Media West LLC/Finance
   Sr Nts Series B
     08-15-10             8.50               560,000                    585,200
Idearc
   Sr Nts
     11-15-16             8.00               780,000(d)                 793,650
Lamar Media
     01-01-13             7.25               242,000                    243,210
News America
     12-15-35             6.40             4,410,000                  4,504,206
Radio One
   Series B
     07-01-11             8.88             1,000,000                  1,031,250
RH Donnelley
   Sr Disc Nts Series A-1
     01-15-13             6.88               645,000                    617,588
Sinclair Broadcast Group
     03-15-12             8.00               720,000                    741,600
Sun Media
     02-15-13             7.63               745,000(c)                 756,175
                                                                  -------------
Total                                                                 9,272,879
-------------------------------------------------------------------------------

METALS (0.2%)
Reliance Steel & Aluminum
     11-15-16             6.20             1,490,000(d)               1,503,159
     11-15-36             6.85             3,220,000(d)               3,255,718
                                                                  -------------
Total                                                                 4,758,877
-------------------------------------------------------------------------------

NON CAPTIVE CONSUMER (0.5%)
American Express Travel Related Services
   Sr Unsecured
     11-21-11             5.25            14,855,000(d)              14,968,938
-------------------------------------------------------------------------------

OIL FIELD SERVICES (--%)
Pride Intl
   Sr Nts
     07-15-14             7.38               845,000                    876,688
-------------------------------------------------------------------------------

RETAILERS (0.6%)
Home Depot
   Sr Unsecured
     03-01-16             5.40             2,790,000                  2,781,728
May Department Stores
     07-15-09             4.80            10,144,000                 10,040,623
United Auto Group
     03-15-12             9.63               715,000                    753,431
United Auto Group
   Sr Sub Nts
     12-15-16             7.75               615,000(b,d)               615,000
Wal-Mart Stores
     09-01-35             5.25             1,700,000                  1,617,650
                                                                  -------------
Total                                                                15,808,432
-------------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                   COUPON           PRINCIPAL                   VALUE(a)
                          RATE             AMOUNT
TECHNOLOGY (0.1%)
Freescale Semiconductor
   Sr Nts
     12-15-14             8.88%             $555,000(b,d)              $555,694
NXP Funding LLC
   Secured
     10-15-13             8.12             1,055,000(c,d,i)           1,070,825
                                                                  -------------
Total                                                                 1,626,519
-------------------------------------------------------------------------------

WIRELESS (1.3%)
American Tower
   Sr Nts
     10-15-12             7.13               220,000                    224,950
Nextel Communications
   Series F
     03-15-14             5.95            37,400,000                 36,745,500
                                                                  -------------
Total                                                                36,970,450
-------------------------------------------------------------------------------

WIRELINES (3.3%)
Qwest
     03-15-12             8.88             1,095,000                  1,219,556
Qwest
   Sr Nts
     10-01-14             7.50               950,000(d)               1,007,000
Telecom Italia Capital
     10-01-15             5.25            20,135,000(c)              19,044,408
TELUS
     06-01-11             8.00            25,984,000(c)              28,709,306
Valor Telecommunications Enterprises LLC/Finance
     02-15-15             7.75               230,000                    245,525
Verizon New York
   Series A
     04-01-12             6.88             9,020,000                  9,478,207
Verizon Pennsylvania
   Series A
     11-15-11             5.65            28,555,000                 28,993,033
Windstream
   Sr Nts
     08-01-16             8.63             1,750,000(d)               1,905,313
                                                                  -------------
Total                                                                90,602,348
-------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $2,864,301,581)                                           $2,865,746,494
-------------------------------------------------------------------------------

SENIOR LOANS (0.7%)(l)

BORROWER                 COUPON           PRINCIPAL                   VALUE(a)
                          RATE             AMOUNT
HEALTH CARE (0.3%)
HCA
   Tranche B Term Loan
     11-14-13             8.07%           $8,340,000                 $8,392,959
-------------------------------------------------------------------------------

MEDIA NON CABLE (0.1%)
VNU
   Tranche B Term Loan
     08-09-13             8.13             4,005,000(b,c)             4,020,660
-------------------------------------------------------------------------------

PAPER (0.2%)
Georgia Pacific
   2nd Lien Tranche C Term Loan
     12-23-13             8.39             4,765,000(b)               4,770,670
-------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
7   RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

SENIOR LOANS (CONTINUED)

BORROWER                 COUPON           PRINCIPAL                  VALUE(a)
                          RATE              AMOUNT
RETAILERS (0.1%)
Michaels Stores
   Tranche B Term Loan
     10-31-13             8.38%           $2,275,000                 $2,279,846
-------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $19,462,738)                                                 $19,464,135
-------------------------------------------------------------------------------

MONEY MARKET FUND (6.5%)(q)

                                            SHARES                   VALUE(a)
RiverSource Short-Term Cash Fund         181,026,756(r)            $181,026,756
-------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $181,026,756)                                               $181,026,756
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,064,791,075)(s)                                        $3,066,237,385
===============================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2006.

(b) At Nov. 30, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $219,520,167.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Nov. 30, 2006, the value of foreign securities represented 2.8% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
     Nov. 30, 2006, the value of these securities amounted to $152,543,709 or 5.5% of net assets.

(e) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations.
     Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity.
     The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Nov. 30, 2006.

(h) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Nov. 30, 2006.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2006.

(j) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2006.

(k) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     AMBAC -- Ambac Assurance Corporation
     MBIA -- MBIA Insurance Corporation

(l) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Nov. 30, 2006:

     SECURITY              PRINCIPAL         SETTLEMENT         PROCEEDS                 VALUE
                            AMOUNT             DATE            RECEIVABLE
     ------------------------------------------------------------------------------------------
     Federal Natl Mtge Assn
       12-01-21 4.50%      $15,000,000         12-18-06        $14,535,938         $14,601,570
       12-01-21 5.00        15,650,000         12-18-06         15,398,133          15,493,500

(n) Partially pledged as initial deposit on the following open interest rate futures contracts:

     TYPE OF SECURITY                                                          NOTIONAL AMOUNT
     ------------------------------------------------------------------------------------------
     PURCHASE CONTRACTS
     U.S. Long Bond, March 2007, 20-year                                           $68,500,000
     U.S. Treasury Note, March 2007, 10-year                                         4,100,000

     SALE CONTRACTS
     U.S. Treasury Note, Dec. 2006, 2-year                                          57,400,000
     U.S. Treasury Note, March 2007, 2-year                                          9,200,000
     U.S. Treasury Note, March 2007, 5-year                                         44,500,000

--------------------------------------------------------------------------------
8   RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)

(o)  Identifies issues considered to be illiquid as to their marketability.
     These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Nov. 30, 2006, is as follows:

     SECURITY                                        ACQUISITION                          COST
                                                        DATES
     -----------------------------------------------------------------------------------------
     United Artists Theatre Circuit
             9.30% 2015                         02-23-96 thru 08-12-96              $6,534,053

(p)  At Nov. 30, 2006, security was partially or fully on loan.

(q) Cash collateral received from security lending activity is invested in a money market fund and represents 4.0% of net assets. 2.5% of net assets is the Fund's cash equivalent position.

(r) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(s) At Nov. 30, 2006, the cost of securities for federal income tax purposes was approximately $3,064,791,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $ 24,094,000

     Unrealized depreciation                                                      (22,648,000)
     -----------------------------------------------------------------------------------------
     Net unrealized appreciation                                                 $  1,446,000
     -----------------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
9   RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO HOLDINGS AT NOV. 30, 2006


                                                            S-6495-80 F (1/07)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       RiverSource Diversified Income Series, Inc.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   January 29, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   January 29, 2007





By                                 /s/ Jeffrey P. Fox
                                   -----------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   January 29, 2007